Segment Information	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Segment Information

24.	Segment Information

The operating segments are reported consistently with the management reports provided to the main strategic and operational decision makers for assessing the performance of each segment and allocation of resources. The operating segments information is prepared considering three reportable segments, being: Brazil, International and Other segments.

The operating segments include the sales of all distribution channels and are subdivided according to the nature of the products, for which the characteristics are described below:

»	In-natura: production and sale of whole poultry and cuts and pork and other cuts;
»	Semi-processed: production and marketing of in-natura cooked and smoked foods;
»	Processed: production and sale of processed food, frozen and processed products derived from poultry, pork and beef, margarine, vegetables and soybean-based products;
»	Other sales: sale of flour for food service and others.

Other segments are comprised of commercialization and development of animal nutrition ingredients, human nutrition, plant nutrition (fertilizers), healthcare (health and wellness), pet food, as well as commercialization of agricultural products.

The items not allocated to the segments are presented as Corporate and refer to relevant events not attributable to the operating segments.

The net sales by nature for each reportable operating segment is set forth below:

Net sales	12.31.24	12.31.23 Restated	12.31.22 Restated
Brazil
In-natura	7,082,453	6,133,183	6,170,775
Semiprocessed (1)	1,988,415	1,733,981	1,767,128
Processed	19,675,454	18,683,405	18,933,319
Other sales	94,311	308,349	126,566
	28,840,633	26,858,918	26,997,788

International
In-natura	24,597,920	20,252,213	20,497,773
Semiprocessed (1)	651,624	352,087	435,854
Processed	3,755,026	3,104,193	2,830,673
Other sales	168,585	143,271	338,835
	29,173,155	23,851,764	24,103,135

Other segments	3,365,250	2,904,758	2,704,105
	61,379,038	53,615,440	53,805,028
(1)	In 2024, the company included a new type of product called “semi-processed products”, so the figures for 2023 and 2022 have been restated.

The gross profit and income (loss) before financial results for each segment and for Corporate are set forth below:

	Gross profit			Income (loss) before financial results and income taxes
	12.31.24	12.31.23	12.31.22	12.31.24	12.31.23	12.31.22
Brazil	7,733,707	5,916,699	3,892,719	2,750,655	1,602,298	(352,138)
Margin (%)	26.8%	22.0%	14.4%	9.5%	6.0%	-1.3%
International	7,431,712	2,121,851	3,523,769	3,981,318	(1,214,167)	403,661
Margin (%)	25.5%	8.9%	14.6%	13.6%	-5.1%	1.7%
Other segments	775,647	764,791	716,164	322,569	357,720	440,062
Margin (%)	23.0%	26.3%	26.5%	9.6%	12.3%	16.3%
Subtotal	15,941,066	8,803,341	8,132,652	7,054,542	745,851	491,585
Corporate	(105,250)	30,360	-	(214,156)	90,290	(627,874)
Total	15,835,816	8,833,701	8,132,652	6,840,386	836,141	(136,289)
Margin (%)	25.8%	16.5%	15.1%	11.1%	1.6%	-0.3%

The composition of selected items that were not allocated to the Company’s operating segments as they are not linked to its main activity and, therefore, were presented as Corporate is set forth below:

Corporate	12.31.24	12.31.23	12.31.22
Results with sale and disposal of fixed assets and investments	(3,527)	86,475	3,582
Reversal/(provision) for tax and civil contingencies	(79,546)	21,707	(50,397)
Gains (losses) with demobilization	(8,915)	(277)	1,398
Investigations involving the Company	-	(1,111)	(588,774)
Weather events	(112,701)	-	-
Other	(9,467)	(16,504)	6,317
	(214,156)	90,290	(627,874)

No customer individually or in aggregate (economic group) accounted for more than 5% of net sales in the years ended December 31, 2024, and 2023.

The goodwill arising from business combinations and the intangible assets with indefinite useful life (trademarks) were allocated to the reportable operating segments, considering the economic benefits generated by such intangible assets. The allocation of these intangible assets is presented below:

	Goodwill		Trademarks		Total
	12.31.24	12.31.23	12.31.24	12.31.23	12.31.24	12.31.23
Brazil	1,151,498	1,151,498	982,478	982,478	2,133,976	2,133,976
International	2,159,259	1,783,873	549,072	415,904	2,708,331	2,199,777
Other segments	460,505	455,567	474,716	474,871	935,221	930,438
	3,771,262	3,390,938	2,006,266	1,873,253	5,777,528	5,264,191

Information related to total assets by reportable segment is not disclosed, as it is not included in the set of information made available to the Company’s management, which makes investment decisions and determine allocation of resources based on information about the assets.

Accounting policy:

An operating segment is a component of the Company that develops business activities to obtain revenues and incur expenses. The operating segments reflect the way in which the Company’s management reviews the financial information for decision making. The Company’s management identified the operating segments, which meet the quantitative and qualitative parameters of disclosure, pursuant its current management model.